Other Interests in Consolidated Subsidiaries and Non-Controlling Interest - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Ownership interests of certain business unit presidents	$ 36,641,000	$ 32,445,000
Non-controlling interest includes third-party investments	35,047,000	5,539,000
Net income / (loss) attributable to non-controlling interest	6,500,000
Non-controlling Interest Third-party Investments [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest includes third-party investments	$ 35,000,000	$ 5,500,000